Loans and advances to central banks and credit institutions - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Central banks and credit institutions
Disclosure of financial assets [line items]
Financial assets	119,631	112,767	110,549
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	196,509	196,514	176,697
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	1,480	597	203
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	842	701	461
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	78,623	72,084	78,321
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Gross carrying amount | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(520)	(349)	(286)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(4)	(5)	(9)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Accumulated impairment | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	€ 0	€ 0	€ 0